12. ACQUISITION OF CERTAIN ASSETS OF FUTURLINK	9 Months Ended
Sep. 30, 2014
Acquisition Of Certain Assets Of Futurlink
12. ACQUISITION OF CERTAIN ASSETS OF FUTURLINK

NOTE 12: ACQUISITION OF CERTAIN ASSETS OF FUTURLINK

In March 2013, the Company formed as a wholly-owned subsidiary, Mobiquity Wireless, SLU in Spain. Mobiquity Wireless then acquired the assets of FuturLink at a cost of approximately $160,200, which cash was paid from the Company’s current working capital. These assets include, without limitation, the FuturLink technology (U.S. patent applications and source codes), trademark(s) and access point (proximity marketing) component parts.

As the technology owner, the Company realized immediate benefits and will leverage the hardware and software included in its purchase to expand its mall-based footprint in the United States. The acquisition of FuturLink’s technology and corresponding U.S. patent applications provides the Company with the flexibility and autonomy to; improve, upgrade and integrate new ideas and cutting edge technologies into its existing platform. This will allow the Company to evolve as new technologies emerge.

The Company believes that the intellectual property of FuturLink which is now owned by the Company will be a valuable asset to the Company as it moves forward with its technology platform. In the event our intellectual property positions are challenged, invalidated, circumvented or expire, or if we fail to prevail in future intellectual property litigation, our business could be adversely affected.  Our success depends in part on our ability to defend our intellectual property rights. Third parties may seek to challenge, invalidate or circumvent our intellectual property rights. In addition, our intellectual property positions might not protect us against competitors with similar products or technologies because competing products or technologies may not infringe our intellectual property rights. Also, there are third parties who have patents or pending patent applications that they may claim necessitate payment of a royalty or prevent us from commercializing our proprietary rights in certain territories. Intellectual property disputes are frequent, costly and can preclude, delay or increase the cost of commercialization of products and/or services.